Revenue disaggregation and segmental analysis - Revenue disaggregation (IFRS 15 basis) (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	€ 42,110
Other revenue	1,408
Interest revenue	148
Total revenue	43,666	€ 46,571	€ 47,631
Europe
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	31,607
Other revenue	405
Interest revenue	132
Total revenue	32,144
Germany
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	10,222
Other revenue	139
Interest revenue	29
Total revenue	10,390
Italy
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	5,752
Other revenue	97
Interest revenue	8
Total revenue	5,857
UK
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	6,159
Other revenue	56
Interest revenue	57
Total revenue	6,272
Spain
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	4,595
Other revenue	58
Interest revenue	16
Total revenue	4,669
Other Europe
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	4,989
Other revenue	61
Interest revenue	22
Total revenue	5,072
Eliminations
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	(110)
Other revenue	(6)
Total revenue	(116)
Rest of the World
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	10,091
Other revenue	200
Interest revenue	16
Total revenue	10,307
Vodacom
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	5,264
Other revenue	171
Interest revenue	8
Total revenue	5,443
Other Markets
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	4,827
Other revenue	29
Interest revenue	8
Total revenue	4,864
Common Functions
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	514
Other revenue	1,003
Total revenue	1,517
Inter-region revenue
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	(102)
Other revenue	(200)
Total revenue	(302)
Performance obligations
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	18,447
Performance obligations | Within one year
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	12,566
Service revenue
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	36,458
Service revenue | Europe
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	27,680
Service revenue | Germany
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	9,145
Service revenue | Italy
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	5,030
Service revenue | UK
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	4,952
Service revenue | Spain
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	4,203
Service revenue | Other Europe
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	4,460
Service revenue | Eliminations
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	(110)
Service revenue | Rest of the World
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	8,402
Service revenue | Vodacom
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	4,391
Service revenue | Other Markets
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	4,011
Service revenue | Common Functions
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	477
Service revenue | Inter-region revenue
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	(101)
Equipment revenue
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	5,652
Equipment revenue | Europe
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	3,927
Equipment revenue | Germany
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	1,077
Equipment revenue | Italy
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	722
Equipment revenue | UK
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	1,207
Equipment revenue | Spain
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	392
Equipment revenue | Other Europe
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	529
Equipment revenue | Rest of the World
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	1,689
Equipment revenue | Vodacom
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	873
Equipment revenue | Other Markets
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	816
Equipment revenue | Common Functions
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	37
Equipment revenue | Inter-region revenue
Revenue disaggregation (IFRS 15 basis)
Revenue from contracts with customers	€ (1)